UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2007
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    130 Turner Street, Building 3, Suite 600, Waltham, MA
02453
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:     President
Phone:   781-283-8500

Signature, Place, and Date of Signing:


/s/ David J. Breazzano
David J. Breazzano     Waltham, MA       February 14, 2008

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	9
Form 13F Information Table Value Total:      	26,038
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


ALLIANCE ONE	COM	018772103	6,227	1,530	SH		SOLE		1,530
BLOCKBUSTER INC	CL A	093679108	71	18,297	SH		SOLE		18,297
BLOCKBUSTER INC	CL B	093679207	2,361	686,267	SH		SOLE		686,267
INTERNATIONAL COAL	COM	45928H106	2,384	444,768	SH		SOLE		444,768
MTR GAMING GROUP INC	COM	553769100	4,672	688,012	SH		SOLE		688,012
MEADOW VY CORP	COM	583185103	1,539	120,888	SH		SOLE		120,888
PHYSICIANS FORMULA
 HLDGS INC	COM	719427106	3,267	275,000	SH		SOLE		275,000
POWERSECURE INTL INC.	COM	73936N105	4,828	357,658	SH		SOLE		357,658
READY MIX INC	COM	755747102	689	105,748	SH		SOLE		105,748
GRAND TOTAL	26,038	2,698,168	2,698,168

